Litigation and arbitration proceedings	6 Months Ended
Jun. 30, 2026
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Litigation and arbitration proceedings
B.14. Litigation and arbitration proceedings
Sanofi and its affiliates are involved in litigation, arbitration and other legal proceedings. These proceedings typically are related to product liability claims, intellectual property rights (particularly claims against generic companies seeking to limit the patent protection of Sanofi products), competition law and trade practices, commercial claims, employment and wrongful discharge claims, tax assessment claims, waste disposal and pollution claims, and claims under warranties or indemnification arrangements relating to business divestitures.
The matters discussed below constitute the most significant developments since publication of the financial statements for the year ended December 31, 2025.
B.14.1. Products
Zantac product litigation in the US
In the Multi-District Litigation (MDL) where Federal court cases were coordinated, the Eleventh Circuit held oral argument for the appeal in the fourth quarter of 2025 and a decision is expected in the second half of 2026.
In those cases pending in Delaware (State court) where the issue is to rule on defendants’ Daubert motions to exclude plaintiffs’ experts, in the second quarter of 2026, the Delaware Superior Court granted summary judgment and dismissed all the cases pending against Sanofi. The plaintiffs are appealing this ruling to the Delaware Supreme Court and Sanofi does not expect a decision on the appeal until the fourth quarter of 2027.
It is not possible, at this stage, to assess with certainty the outcome of these lawsuits.
Talc product litigation in the US
As of June 30, 2026, Sanofi was named as a defendant in approximately 1,430 ongoing product liability actions. To date, no cases have proceeded to trial.
It is not possible, at this stage, to assess with certainty the outcome of these lawsuits.
Dupixent product litigation in the US
Approximately 30 product liability cases have been filed in Federal courts around the country alleging that Dupixent (dupilumab) causes or exacerbates T-Cell lymphoma. In June 2026, those cases were consolidated into a Multi-District Litigation (MDL) in New Jersey Federal court. In addition, eight cases have been filed in New Jersey State court.
It is not possible, at this stage, to assess reliably the outcome of these ongoing cases.
B.14.2. Patents
Praluent (alirocumab)-related Amgen patent litigation in Europe
On March 6, 2026, Sanofi, Regeneron and Amgen entered into a settlement agreement resolving these disputes. The terms of the settlement are confidential. These cases are now closed.
B.14.3. Other litigation
Plavix (clopidogrel) - Attorney General Action in Texas
In the action filed by Sanofi and Bristol Myers Squibb (BMS) against the Texas Attorney General (Texas AG) in Travis County, on April 28, 2026 the Travis County court granted the Texas AG’s motion to abate the companies’ suit against it; and on June 4, 2026 the companies filed a mandamus petition with the Texas Court of Appeals seeking to vacate that ruling.
340B drug pricing program in the US
The US Health Resources and Services Administration (HRSA) withdrew its 340B Rebate Model Pilot Program in February 2026 but is expected to announce a new 340B Rebate Model Pilot Program later in 2026.
ADR Proceedings in the US
In the 340B Administrative Dispute Resolution (ADR) proceedings against Sanofi, one filed by University of Washington/Harborview Medical Center in 2023 and one filed by Hudson Headwaters Health Network in 2024 (both alleging that Sanofi’s 340B Integrity Initiative caused “overcharges” under Section 340B), on March 9, 2026 the ADR Panel determined that there was no overcharge violation by Sanofi in the proceeding involving University of Washington Medical Center/Harborview Medical Center; and on May 27, 2026 the ADR Panel determined that there was no overcharge violation by Sanofi in the proceeding involving Hudson Headwaters Network, which has requested reconsideration of the ADR Panel’s decision.
Mosaic Health in the US
Since the case was remanded by the Court of Appeal to the District Court in August 2025 following the second amended complaint filed by plaintiffs, defendants (Sanofi and three other manufacturers) filed a motion to dismiss certain state law claims. Defendants also filed a petition for a writ of certiorari with the Supreme Court of the United States challenging two aspects of the Second Circuit’s decision. In July 2026, certain state law claims and plaintiffs’ unjust enrichment claims were dismissed. The District Court set a case schedule with fact discovery closing in November 2027.
Adventist Health System/West in the US
In the appeal filed by Adventist Health System/West following the dismissal granted by the court in March 2024 in favor of the drug manufacturers including Sanofi, the Ninth Circuit Court of Appeals reversed and ordered the case to be remanded to the District Court on March 17, 2026.